UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc.
              Master S&P 500 Index Series of Quantitative Master Series LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/07

Date of reporting period: 01/01/07 - 06/30/07

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock S&P 500                                                      BlackRock
Index Fund
OF BLACKROCK INDEX FUNDS, INC.

SEMI-ANNUAL REPORT
JUNE 30, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

BlackRock S&P 500 Index Fund

Officers and Directors

Robert C. Doll, Jr., Fund President and Director
Donald W. Burton, Director
John Francis O'Brien, Director
David H. Walsh, Director
Fred G. Weiss, Director
Donald C. Burke, Vice President and Treasurer
Karen Clark, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, MA 02171

Transfer Agent

PFPC Inc.
Wilmington, DE 19809


2            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

A Letter to Shareholders

Dear Shareholder

At the mid-point of 2007, investor sentiment appeared quite buoyant, notwithstanding some undertones of caution. For equity markets, positive momentum as the year began was interrupted by a notable but transitory set-back at the end of February. Markets resumed their ascent through May, but entered a trading range in June as investors began to question the sustainability of the rally. For the most part, equities found support in robust merger-and-acquisition activity, healthy global economies, tame inflation, relatively low interest rates, still-positive earnings growth and attractive valuations. These tailwinds prevailed over such headwinds as a weakening U.S. economy, slowing housing market, credit-related lending problems, escalating geopolitical concerns and high energy prices, leading the Standard & Poor's (S&P) 500 Index to a new record high in May.

Meanwhile, turmoil in the subprime mortgage market and generally mixed economic signals weighed on bonds. In June, bond prices dropped precipitously as long-term yields rose to their highest levels in five years. The 10-year Treasury yield, which began 2007 at 4.68%, reached nearly 5.30% in mid-June before retracing to 5.03% by month's end. Notably, this year has brought some re-steepening of the yield curve, which had been flat to inverted throughout 2006. Still, at the end of June, yields along the curve remained below the federal funds rate of 5.25%, the level at which the Federal Reserve Board (the
Fed) has left it since first pausing in August 2006. While first-quarter gross domestic product growth of 0.7% represented the slowest rate of expansion since 2002, the Fed reiterated that inflation, not a slowing economy, remains its primary concern. Many observers interpreted the Fed's reaction to mean that the economy has hit its low and is bound for renewed strength, thereby reducing the likelihood of an interest rate cut in the near future.

Against this backdrop, the major equity market indexes posted strong returns for the annual and semi-annual periods ended June 30, 2007, while fixed income assets were more mixed:

Total Returns as of June 30, 2007                                                      6-month        12-month
==============================================================================================================
U.S. equities (S&P 500 Index)                                                           + 6.96%        +20.59%
--------------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                            + 6.45         +16.43
--------------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       +10.74         +27.00
--------------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                + 0.98         + 6.12
--------------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                          + 0.14         + 4.69
--------------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)        + 2.96         +11.22
--------------------------------------------------------------------------------------------------------------

We expect market volatility to linger throughout the second half of 2007. As you navigate the uncertainties, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight, we invite you to view "What's Ahead in 2007: The Second-Quarter Update" and "Are You Prepared for Volatility?" at www.blackrock.com/funds. We thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

                                                     Sincerely,


                                                     /s/ Robert C. Doll, Jr.

                                                     Robert C. Doll, Jr.
                                                     Fund President and Director


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            3

A Discussion With Your Fund's Portfolio Managers

      Amid a slowing economy and higher levels of market volatility, the Fund generally tracked the returns of the benchmark S&P 500 Index during the six-month period.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended June 30, 2007, BlackRock S&P 500 Index Fund's Institutional and Investor A Shares had total returns of +6.84% and +6.68%, respectively. For the same period, the benchmark Standard & Poor's 500 (S&P 500) Index returned +6.96%.

As the above-mentioned returns indicate, the Fund's performance was similar to that of the S&P 500, a market-weighted index composed of 500 common stocks issued by large-capitalization companies in a wide range of businesses. The stocks included in the Index collectively represent a substantial portion of all common stocks publicly traded in the United States. As the value of the S&P 500 fluctuated during the past six months, the Fund's performance generally tracked that of the Index.

The S&P 500 Index increased nearly 7% during the six-month period despite weakening economic growth, moderating corporate profits and a return to higher levels of market volatility.

In spite of some ominous headlines and talk of recession, the U.S. economy remained in fairly good shape. Economic activity did noticeably decelerate, as evidenced by the .7% gross domestic product (GDP) growth rate in the first quarter (the slowest rate of growth since 2002), but is expected to rebound in the second quarter and to be slightly below trend at around 2% to 2.5% for full-year 2007. Corporate earnings growth remained strong (although weaker than last year). The labor market stayed firm, with the unemployment rate at the low end of its historical range, although the second quarter saw some slowing. This has helped consumer spending, which has remained resilient despite higher gasoline prices and a sagging U.S. housing market. Outside the U.S., particularly in emerging markets such as China and India, as well as in Europe, economic growth levels remained robust. Economic growth outside the U.S. has been instrumental in supporting both the boom in U.S. exports and the resilience in profit growth, and has provided stimulus for improved levels of business investment.

For its part, the Federal Reserve Board (the Fed) left the target federal funds rate unchanged at 5.25% throughout the semi-annual period as economic growth moderated and core inflation figures improved slightly. The decision at its latest meeting, held on June 28, marked the eighth consecutive pause since August 2006.

In the equity markets, 2007 began much as 2006 ended, with economic statistics continuing to paint a mixed picture and with stock prices continuing the rally that started in the summer of 2006. Volatility prevailed in the first quarter as analyst predictions of slowing corporate profit growth, rising oil prices, inflationary pressures and a deteriorating housing market dampened investor enthusiasm. Fears of a possible recession and fallout in the subprime mortgage industry intensified the negative sentiment. Then, at the end of February, a 10% correction in the Chinese stock market sparked a global sell-off that unwound earlier gains and marked the end of a significant, and seemingly unstoppable, multi-month advance. The Dow Jones Industrial Average plunged 416 points on February 27, and in the week that followed, U.S. stocks registered their most significant one-week decline in four years.

U.S. equity markets rebounded shortly after. Surging corporate deal activity ($1 trillion to date, largely in the form of mergers and acquisitions, leveraged buyouts and share buybacks), solid global growth and an easing of inflation pressures were the primary forces behind an uninterrupted, multi-week market rally. Notably, the S&P 500 Index reached a new record high in late May. However, June proved to be more difficult, with stocks recording their worst monthly performance since the February retrenchment. Renewed concerns over problems in the subprime mortgage market and the risk born of complexities inherent in collateralized debt and loan obligations were the primary catalysts for the weakness. The fear was that these credit-related issues would prolong the slump in U.S. housing, stalling any robust consumer recovery. At the same time, investors struggled to digest rising long-term bond yields (which reached their highest level in five years), inflationary pressures and changing expectations with respect to Fed monetary policy.


4            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Ultimately, equities did experience some consolidation at the end of the second quarter, but quarterly and year-to-date gains were still quite respectable. The Dow Jones Industrial Average climbed more than 1,000 points during the second quarter to 13,408, advancing 9.11% in its best quarter in three and a half years. On a year-to-date basis, the Dow was up 8.76%. The broader market S&P 500 Index ended the quarter at 1,503, gaining 6.28% for the quarter and 6.96% year-to-date.

Large-cap stocks led their mid- and small-cap counterparts during the second quarter, although that outperformance was not enough to gain back the ground lost earlier in the year. For the six-month period, the large-cap S&P 500 Index lagged the S&P SmallCap 600 Index and the S&P MidCap 400 Index, which returned +8.56% and +11.98%, respectively. Within the S&P 500, the value style of investing again topped the growth style for the period, with the S&P 500 Citigroup Value Index returning +7.37% versus the +6.53% return of the S&P 500 Citigroup Growth Index.

Turning to sector performance, nine of the 10 S&P 500 sectors posted positive returns for the semi-annual period; the notable exception was financials. The top performer was energy, which was up 17.22%, followed by materials and telecommunication services, with respective returns of +16.72% and +15.47%. Besides financials (-.79%), consumer discretionary and consumer staples were the weakest performers, with respective returns of +2.89% and +4.92%.

What changes were made to the portfolio during the period?

Throughout the period, as changes were made to the composition of the S&P 500 Index, the Fund purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the Fund's position at the close of the period?

In keeping with its investment objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the market's future direction.

Debra L. Jelilian
Co-Portfolio Manager

Jeffrey L. Russo, CFA
Co-Portfolio Manager

July 24, 2007


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            5

Performance Data

About Fund Performance

Effective October 2, 2006, the Fund's Class A and Class I Shares were redesignated Investor A and Institutional Shares, respectively.

The Fund has multiple classes of shares:

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. In addition, Investor A Shares are subject to an ongoing service fee of .25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                       6-Month        12-Month         10-Year
As of June 30, 2007                 Total Return    Total Return    Total Return
================================================================================
Institutional Shares*                  +6.84%          +20.24%         +92.62%
--------------------------------------------------------------------------------
Investor A Shares*                     +6.68           +19.89          +87.73
--------------------------------------------------------------------------------
S&P 500(R) Index **                    +6.96           +20.59          +99.07
--------------------------------------------------------------------------------
* Cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date.
** This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

      S&P 500 is a registered trademark of the McGraw-Hill Companies.


6            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Performance Data (concluded)

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the Standard & Poor's 500 Index. Values are from June 1997 to June 2007.

                Institutional               Investor A         Standard & Poor's
                     Shares*+                 Shares*+               500 Index++
6/97                  $10,000                  $10,000                   $10,000
6/98                  $12,975                  $12,941                   $13,016
6/99                  $15,872                  $15,787                   $15,978
6/00                  $16,966                  $16,832                   $17,137
6/01                  $14,395                  $14,238                   $14,595
6/02                  $11,744                  $11,598                   $11,970
6/03                  $11,738                  $11,560                   $12,000
6/04                  $13,943                  $13,689                   $14,293
6/05                  $14,790                  $14,488                   $15,197
6/06                  $16,020                  $15,658                   $16,508
6/07                  $19,262                  $18,773                   $19,907

* Assuming transaction costs, if any, and other operating expenses, including advisory fees.
+ The Fund invests all of its assets in Master S&P 500 Index Series of Quantitative Master Series LLC. The Trust's investments are allocated among common stocks in approximately the same weightings as the S&P 500 Index.
++ This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Average Annual Total Return

Institutional Shares                                                     Return
================================================================================
One Year Ended 6/30/07                                                   +20.24%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                                                 +10.40
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                                                  + 6.77
--------------------------------------------------------------------------------

Investor A Shares                                                        Return
================================================================================
One Year Ended 6/30/07                                                   +19.89%
--------------------------------------------------------------------------------
Five Years Ended 6/30/07                                                 +10.11
--------------------------------------------------------------------------------
Ten Years Ended 6/30/07                                                  + 6.50
--------------------------------------------------------------------------------


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            7

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on January 1, 2007 and held through June 30, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                  Expenses Paid
                                                           Beginning           Ending          During the Period*
                                                         Account Value      Account Value        January 1, 2007
                                                        January 1, 2007     June 30, 2007       to June 30, 2007
=================================================================================================================
Actual
=================================================================================================================
Institutional                                               $1,000            $1,068.40               $1.75
-----------------------------------------------------------------------------------------------------------------
Investor A                                                  $1,000            $1,066.80               $3.09
=================================================================================================================
Hypothetical (5% annual return before expenses)**
=================================================================================================================
Institutional                                               $1,000            $1,023.20               $1.72
-----------------------------------------------------------------------------------------------------------------
Investor A                                                  $1,000            $1,021.91               $3.02
-----------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.34% for Institutional and .60% for Investor A), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


8            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Statement of Assets and Liabilities                 BlackRock S&P 500 Index Fund

As of June 30, 2007 (Unaudited)
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investment in Master S&P 500 Index Series (the "Series"), at value
              (identified cost -- $1,875,365,275) ..........................................                        $ 2,852,371,800
            Prepaid expenses ...............................................................                                 23,440
                                                                                                                    ---------------
            Total assets ...................................................................                          2,852,395,240
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Payables:
                Administrative fees ........................................................    $       553,443
                Distributor ................................................................            197,443
                Other affiliates ...........................................................             43,271             794,157
                                                                                                ---------------
            Accrued expenses ...............................................................                                537,278
                                                                                                                    ---------------
            Total liabilities ..............................................................                              1,331,435
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .....................................................................                        $ 2,851,063,805
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional Shares of Common Stock, $.0001 par value, 250,000,000 shares
              authorized ...................................................................                        $         9,879
            Investor A Shares of Common Stock, $.0001 par value, 250,000,000 shares
              authorized ...................................................................                                  5,479
            Paid-in capital in excess of par ...............................................                          2,096,772,987
            Undistributed investment income -- net .........................................    $    21,852,550
            Accumulated realized capital losses allocated from the Series -- net ...........       (244,583,615)
            Unrealized appreciation allocated from the Series -- net .......................        977,006,525
                                                                                                ---------------
            Total accumulated earnings -- net ..............................................                            754,275,460
                                                                                                                    ---------------
            Net assets .....................................................................                        $ 2,851,063,805
                                                                                                                    ===============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
            Institutional -- Based on net assets of $1,836,249,956 and 98,785,333 shares
              outstanding ..................................................................                        $         18.59
                                                                                                                    ===============
            Investor A -- Based on net assets of $1,014,813,849 and 54,790,514 shares
              outstanding ..................................................................                        $         18.52
                                                                                                                    ===============

      See Notes to Financial Statements.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            9

Statement of Operations                             BlackRock S&P 500 Index Fund

For the Six Months Ended June 30, 2007 (Unaudited)

===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Net investment income allocated from the Series:
                Dividends ..................................................................                        $    25,140,778
                Interest from affiliates ...................................................                              1,286,142
                Securities lending .........................................................                                215,453
                Expenses ...................................................................                               (440,931)
                                                                                                                    ---------------
            Total income ...................................................................                             26,201,442
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Administration fees ............................................................    $     3,363,312
            Service fees -- Investor A .....................................................          1,237,053
            Transfer agent fees ............................................................            740,505
            Printing and shareholder reports ...............................................             42,868
            Licensing fees .................................................................             38,015
            Registration fees ..............................................................             25,866
            Professional fees ..............................................................             23,041
            Directors' fees and expenses ...................................................              9,289
            Other ..........................................................................              7,271
                                                                                                ---------------
            Total expenses .................................................................                              5,487,220
                                                                                                                    ---------------
            Investment income -- net .......................................................                             20,714,222
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Series -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on investments and financial futures contracts -- net ............                             17,442,930
            Change in unrealized appreciation/depreciation on investments and financial
              futures contracts -- net .....................................................                            141,996,762
                                                                                                                    ---------------
            Total realized and unrealized gain -- net ......................................                            159,439,692
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ...........................                        $   180,153,914
                                                                                                                    ===============

      See Notes to Financial Statements.


10            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Statements of Changes in Net Assets                 BlackRock S&P 500 Index Fund

                                                                                                   For the Six
                                                                                                   Months Ended          For the
                                                                                                     June 30,          Year Ended
                                                                                                      2007             December 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)            2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .......................................................    $    20,714,222     $    37,638,485
            Realized gain (loss) -- net ....................................................         17,442,930         (12,644,618)
            Change in unrealized appreciation/depreciation -- net ..........................        141,996,762         335,003,357
                                                                                                -----------------------------------
            Net increase in net assets resulting from operations ...........................        180,153,914         359,997,224
                                                                                                -----------------------------------
===================================================================================================================================
Dividends to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net:
                Institutional ..............................................................                 --         (25,275,471)
                Investor A .................................................................                 --         (11,846,861)
                                                                                                -----------------------------------
            Net decrease in net assets resulting from dividends to shareholders ............                 --         (37,122,332)
                                                                                                -----------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Net increase (decrease) in net assets derived from capital share transactions ..          1,906,206         (94,689,583)
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase in net assets ...................................................        182,060,120         228,185,309
            Beginning of period ............................................................      2,669,003,685       2,440,818,376
                                                                                                -----------------------------------
            End of period* .................................................................    $ 2,851,063,805     $ 2,669,003,685
                                                                                                ===================================
                * Undistributed investment income -- net ...................................    $    21,852,550     $     1,138,328
                                                                                                ===================================

      See Notes to Financial Statements.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            11

Financial Highlights                                BlackRock S&P 500 Index Fund

                                                                                     Institutional
                                                        --------------------------------------------------------------------------
                                                        For the Six
                                                        Months Ended
The following per share data and ratios                   June 30,                    For the Year Ended December 31,
have been derived from information                          2007        ----------------------------------------------------------
provided in the financial statements.                    (Unaudited)       2006         2005         2004        2003       2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period ....... $    17.40     $    15.29   $    14.84   $    13.64  $    10.76  $  14.08
                                                         -------------------------------------------------------------------------
            Investment income -- net** .................        .14            .26          .23          .24         .17       .16
            Realized and unrealized gain (loss) -- net .       1.05           2.11          .46         1.19        2.88     (3.33)
                                                         -------------------------------------------------------------------------
            Total from investment operations ...........       1.19           2.37          .69         1.43        3.05     (3.17)
                                                         -------------------------------------------------------------------------
            Less dividends from investment income -- net         --           (.26)        (.24)        (.23)       (.17)     (.15)
                                                         -------------------------------------------------------------------------
            Net asset value, end of period ............. $    18.59     $    17.40   $    15.29   $    14.84  $    13.64  $  10.76
                                                         =========================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .........       6.84%+        15.49%        4.63%       10.55%      28.35%   (22.51%)
                                                         =========================================================================
==================================================================================================================================
Ratios to Average Net Assets*
----------------------------------------------------------------------------------------------------------------------------------
            Expenses ...................................        .34%***        .35%         .35%         .34%        .36%      .36%
                                                         =========================================================================
            Investment income -- net ...................       1.60%***       1.61%        1.52%        1.68%       1.44%     1.27%
                                                         =========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ... $1,836,250     $1,699,791   $1,544,023   $1,653,423  $1,428,292  $931,917
                                                         =========================================================================
            Portfolio turnover from the Series .........          1%             4%          11%           6%          4%        5%
                                                         =========================================================================

* Includes the Fund's share of the Series' allocated expenses and investment income -- net.
**    Based on average shares outstanding.
***   Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


12            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Financial Highlights (concluded)                    BlackRock S&P 500 Index Fund

                                                                                        Investor A
                                                         -------------------------------------------------------------------------
                                                         For the Six
                                                         Months Ended
The following per share data and ratios                    June 30,                     For the Year Ended December 31,
have been derived from information                           2007        ---------------------------------------------------------
provided in the financial statements.                     (Unaudited)       2006         2005         2004        2003      2002
==================================================================================================================================
Per Share Operating Performance
----------------------------------------------------------------------------------------------------------------------------------
            Net asset value, beginning of period .......  $    17.36      $  15.26    $  14.81    $  13.62    $  10.75    $  14.05
                                                          ------------------------------------------------------------------------
            Investment income -- net** .................         .12           .22         .19         .20         .14         .13
            Realized and unrealized gain (loss) -- net .        1.04          2.10         .46        1.19        2.87       (3.31)
                                                          ------------------------------------------------------------------------
            Total from investment operations ...........        1.16          2.32         .65        1.39        3.01       (3.18)
                                                          ------------------------------------------------------------------------
            Less dividends from investment income -- net          --          (.22)       (.20)       (.20)       (.14)       (.12)
                                                          ------------------------------------------------------------------------
            Net asset value, end of period .............  $    18.52      $  17.36    $  15.26    $  14.81    $  13.62    $  10.75
                                                          ========================================================================
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Based on net asset value per share .........        6.68%+       15.18%       4.38%      10.22%      28.02%     (22.62%)
                                                          ========================================================================
==================================================================================================================================
Ratios to Average Net Assets*
----------------------------------------------------------------------------------------------------------------------------------
            Expenses ...................................         .60%***       .60%        .60%        .59%        .61%        .61%
                                                          ========================================================================
            Investment income -- net ...................        1.35%***      1.36%       1.27%       1.42%       1.19%       1.03%
                                                          ========================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands) ...  $1,014,814      $969,213    $896,796    $939,608    $880,875    $648,569
                                                          ========================================================================
            Portfolio turnover from the Series .........           1%            4%         11%          6%          4%          5%
                                                          ========================================================================

* Includes the Fund's share of the Series' allocated expenses and investment income -- net.
**    Based on average shares outstanding.
***   Annualized.
+     Aggregate total investment return.

      See Notes to Financial Statements.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            13

Notes to Financial Statements (Unaudited)           BlackRock S&P 500 Index Fund

1. Significant Accounting Policies:

BlackRock S&P 500 Index Fund (the "Fund"), a series of BlackRock Index Funds, Inc. (the "Corporation"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in Master S&P 500 Index Series (the "Series") of Quantitative Master Series LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The percentage of the Series owned by the Fund at June 30, 2007 was 70.7%. The Fund offers multiple classes of shares. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to their shareholder servicing expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's tax returns remains open for the years ended December 31, 2003 through December 31, 2006.


14            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Notes to Financial Statements (continued)           BlackRock S&P 500 Index Fund

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays a monthly fee at an annual rate of .245% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding service fees) will not exceed .40%. This arrangement has a one-year term and is renewable. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are principal owners of BlackRock, Inc.

The Corporation has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") and its affiliates (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing service fee with respect to Investor A Shares. The fee is accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with each Distributor, broker-dealers including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and an affiliate of the Distributor, also provide account maintenance services to the Fund. The ongoing service fee compensates the Distributors and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A shareholders.

PFPC Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc. and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was $1,906,206 and $(94,689,583) for the six months ended June 30, 2007 and the year ended December 31, 2006, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Six                                      Dollar
Months Ended June 30, 2007                           Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................       15,972,272     $ 286,882,103
Shares redeemed ............................      (14,849,106)     (267,082,407)
                                                  -----------------------------
Net increase ...............................        1,123,166     $  19,799,696
                                                  =============================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                     Dollar
Ended December 31, 2006                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................       28,896,398     $ 467,956,426
Shares issued to shareholders in
  reinvestment of dividends ................        1,407,779        24,580,626
                                                  -----------------------------
Total issued ...............................       30,304,177       492,537,052
Shares redeemed ............................      (33,597,086)     (542,308,997)
                                                  -----------------------------
Net decrease ...............................       (3,292,909)    $ (49,771,945)
                                                  =============================


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            15

Notes to Financial Statements (concluded)           BlackRock S&P 500 Index Fund

-------------------------------------------------------------------------------
Investor A Shares for the Six                                         Dollar
Months Ended June 30, 2007                           Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................        7,015,389     $ 126,472,266
Shares redeemed ............................       (8,040,994)     (144,365,756)
                                                  -----------------------------
Net decrease ...............................       (1,025,605)    $ (17,893,490)
                                                  =============================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                        Dollar
Ended December 31, 2006                              Shares           Amount
-------------------------------------------------------------------------------
Shares sold ................................       10,760,366     $ 174,132,500
Shares issued to shareholders in
  reinvestment of dividends ................          622,994        10,846,759
                                                  -----------------------------
Total issued ...............................       11,383,360       184,979,259
Shares redeemed ............................      (14,329,991)     (229,896,897)
                                                  -----------------------------
Net decrease ...............................       (2,946,631)    $ (44,917,638)
                                                  =============================

4. Capital Loss Carryforward:

On December 31, 2006, the Fund had a net capital loss carryforward of $176,963,470, of which $4,944,930 expires in 2008, $14,600,496 expires in 2009,
$73,055,477 expires in 2010, $7,823,922 expires in 2011, $21,618,948 expires in
2012, $28,402,088 expires in 2013 and $26,517,609 expires in 2014. This amount will be available to offset like amounts of any future taxable gains.

5. Subsequent Event:

The Fund paid an ordinary income dividend of $.007348 per share of Institutional Shares and $.007538 per share of Investor A Shares on July 20, 2007 to shareholders of record on July 18, 2007.


16            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Portfolio Information                                Master S&P 500 Index Series

As of June 30, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
Exxon Mobil Corp. ................................................       3.5%
General Electric Co. .............................................       2.9
AT&T Inc. ........................................................       1.9
Citigroup, Inc. ..................................................       1.9
Microsoft Corp. ..................................................       1.8
Bank of America Corp. ............................................       1.6
The Procter & Gamble Co. .........................................       1.4
Chevron Corp. ....................................................       1.3
American International Group, Inc. ...............................       1.3
Pfizer, Inc. .....................................................       1.3
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels ......................................       8.4%
Pharmaceuticals ..................................................       6.1
Diversified Financial Services ...................................       5.0
Insurance ........................................................       4.7
Industrial Conglomerates .........................................       3.9
--------------------------------------------------------------------------------

S&P 500 Index                                                         Percent of
Sector Representation                                      Long-Term Investments
--------------------------------------------------------------------------------
Financials .......................................................      21.0%
Information Technology ...........................................      15.4
Health Care ......................................................      11.6
Industrials ......................................................      11.4
Energy ...........................................................      10.6
Consumer Discretionary ...........................................      10.2
Consumer Staples .................................................       9.3
Telecommunication Services .......................................       3.8
Utilities ........................................................       3.6
Materials ........................................................       3.1
--------------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by series management. This definition may not apply for purposes of this report, which may combine such industry and sector sub-classifications for reporting ease.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            17

Summary Schedule of Investments as of June 30, 2007 (Unaudited)
                                                     Master S&P 500 Index Series

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings and each investment of any issuer that exceeds 1% of the Series' net assets. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-441-7762 or on the Securities and Exchange Commission's Web site at http://www.sec.gov.

=================================================================================================================================
                                           Shares                                                                      Percent of
Industry                                     Held      Common Stocks                                  Value            Net Assets
=================================================================================================================================
Aerospace & Defense                       232,461      Boeing Co.                               $   22,353,450            0.6%
                                          294,611      United Technologies Corp. (e)                20,896,758            0.5
                                                       Other Securities                             59,966,485            1.5
                                                                                                ---------------------------------
                                                                                                   103,216,693            2.6
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                   315,187      United Parcel Service, Inc. Class B (e)      23,008,651            0.6
                                                       Other Securities                             12,430,953            0.3
                                                                                                ---------------------------------
                                                                                                    35,439,604            0.9
---------------------------------------------------------------------------------------------------------------------------------
Airlines                                               Other Securities                              3,376,668            0.1
---------------------------------------------------------------------------------------------------------------------------------
Auto Components                                        Other Securities                              8,498,687            0.2
---------------------------------------------------------------------------------------------------------------------------------
Automobiles                                            Other Securities                             15,996,031            0.4
---------------------------------------------------------------------------------------------------------------------------------
Beverages                                 597,683      The Coca-Cola Co.                            31,264,798            0.8
                                          482,624      PepsiCo, Inc.                                31,298,166            0.8
                                                       Other Securities                             20,296,877            0.5
                                                                                                ---------------------------------
                                                                                                    82,859,841            2.1
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology                             343,140      Amgen, Inc. (a)                              18,972,211            0.5
                                                       Other Securities                             25,712,350            0.6
                                                                                                ---------------------------------
                                                                                                    44,684,561            1.1
---------------------------------------------------------------------------------------------------------------------------------
Building Products                                      Other Securities                              6,858,801            0.2
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets                           121,313      The Goldman Sachs Group, Inc. (e)            26,294,593            0.7
                                          260,038      Merrill Lynch & Co., Inc. (b)                21,733,976            0.5
                                          315,333      Morgan Stanley                               26,450,132            0.7
                                                       Other Securities                             73,709,657            1.8
                                                                                                ---------------------------------
                                                                                                   148,188,358            3.7
---------------------------------------------------------------------------------------------------------------------------------
Chemicals                                              Other Securities                             63,862,516            1.6
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                          102,149      The PNC Financial Services Group, Inc. (b)    7,311,825            0.2
                                          565,161      Wachovia Corp.                               28,964,501            0.7
                                          993,190      Wells Fargo & Co.                            34,930,492            0.9
                                                       Other Securities                             78,645,912            1.9
                                                                                                ---------------------------------
                                                                                                   149,852,730            3.7
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                         Other Securities                             21,543,581            0.5
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                1,790,904      Cisco Systems, Inc. (a)                      49,876,676            1.2
                                          491,901      QUALCOMM, Inc.                               21,343,584            0.5
                                                       Other Securities                             34,420,117            0.9
                                                                                                ---------------------------------
                                                                                                   105,640,377            2.6
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                   251,803      Apple Computer, Inc. (a)                     30,730,038            0.8
                                          664,621      Dell, Inc. (a)                               18,974,930            0.5
                                          795,311      Hewlett-Packard Co. (e)                      35,486,777            0.9
                                          401,791      International Business Machines Corp.        42,288,503            1.0
                                                       Other Securities                             27,940,326            0.7
                                                                                                ---------------------------------
                                                                                                   155,420,574            3.9
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                             Other Securities                              2,686,022            0.1
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials                                 Other Securities                              3,226,821            0.1
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                          353,374      American Express Co.                         21,619,421            0.5
                                                       Other Securities                             16,552,155            0.4
                                                                                                ---------------------------------
                                                                                                    38,171,576            0.9
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                                 Other Securities                              7,735,661            0.2
---------------------------------------------------------------------------------------------------------------------------------


18            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Summary Schedule of Investments (continued)          Master S&P 500 Index Series

                                           Shares                                                                      Percent of
Industry                                     Held      Common Stocks                                     Value         Net Assets
=================================================================================================================================
Distributors                                           Other Securities                         $    2,489,771            0.1%
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services                          Other Securities                              4,717,746            0.1
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services          1,319,353      Bank of America Corp.                        64,503,168            1.6
                                        1,464,879      Citigroup, Inc.                              75,133,644            1.9
                                        1,026,404      JPMorgan Chase & Co.                         49,729,274            1.2
                                                       Other Securities                             13,133,340            0.3
                                                                                                ---------------------------------
                                                                                                   202,499,426            5.0
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication           1,847,791      AT&T Inc.                                    76,683,327            1.9
Services                                  859,657      Verizon Communications, Inc. (e)             35,392,079            0.9
                                                       Other Securities                             12,564,082            0.3
                                                                                                ---------------------------------
                                                                                                   124,639,488            3.1
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                                     Other Securities                             71,003,470            1.8
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                                   Other Securities                             17,890,065            0.4
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                     Other Securities                              9,097,804            0.2
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services               348,790      Schlumberger Ltd. (e)                        29,626,223            0.7
                                                       Other Securities                             53,167,888            1.3
                                                                                                ---------------------------------
                                                                                                    82,794,111            2.0
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                  724,309      Wal-Mart Stores, Inc.                        34,846,506            0.9
                                                       Other Securities                             56,893,829            1.4
                                                                                                ---------------------------------
                                                                                                    91,740,335            2.3
---------------------------------------------------------------------------------------------------------------------------------
Food Products                                          Other Securities                             58,602,464            1.5
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                          Other Securities                              8,045,014            0.2
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                       Other Securities                             65,523,780            1.6
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services          396,745      UnitedHealth Group, Inc.                     20,289,539            0.5
                                                       Other Securities                             67,930,076            1.7
                                                                                                ---------------------------------
                                                                                                    88,219,615            2.2
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology                                 Other Securities                              1,927,832            0.0
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure             354,501      McDonald's Corp.                             17,994,471            0.4
                                                       Other Securities                             42,417,073            1.1
                                                                                                ---------------------------------
                                                                                                    60,411,544            1.5
---------------------------------------------------------------------------------------------------------------------------------
Household Durables                                     Other Securities                             22,515,507            0.6
---------------------------------------------------------------------------------------------------------------------------------
Household Products                        930,894      The Procter & Gamble Co.                     56,961,404            1.4
                                                       Other Securities                             21,398,071            0.5
                                                                                                ---------------------------------
                                                                                                    78,359,475            1.9
---------------------------------------------------------------------------------------------------------------------------------
IT Services                                            Other Securities                             43,714,285            1.1
---------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                          Other Securities                             19,330,016            0.5
Energy Traders
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                  212,485      3M Co.                                       18,441,573            0.4
                                        3,029,937      General Electric Co.                        115,985,988            2.9
                                          584,004      Tyco International Ltd. (a)                  19,733,495            0.5
                                                       Other Securities                              3,751,338            0.1
                                                                                                ---------------------------------
                                                                                                   157,912,394            3.9
---------------------------------------------------------------------------------------------------------------------------------
Insurance                                 766,493      American International Group, Inc.           53,677,505            1.3
                                                       Other Securities                            135,658,267            3.4
                                                                                                ---------------------------------
                                                                                                   189,335,772            4.7
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                              Other Securities                              8,312,678            0.2
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services               63,439      Google, Inc. Class A (a)(e)                  33,202,704            0.8
                                                       Other Securities                             23,002,992            0.6
                                                                                                ---------------------------------
                                                                                                    56,205,696            1.4
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                           Other Securities                              7,847,553            0.2
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services                         Other Securities                             11,572,223            0.3
---------------------------------------------------------------------------------------------------------------------------------


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            19

Summary Schedule of Investments (continued)          Master S&P 500 Index Series

                                           Shares                                                                      Percent of
Industry                                     Held      Common Stocks                                     Value         Net Assets
=================================================================================================================================
Machinery                                              Other Securities                         $   67,914,715            1.7%
---------------------------------------------------------------------------------------------------------------------------------
Media                                     852,709      Comcast Corp. Class A (a)(e)                 23,978,179            0.6
                                        1,125,097      Time Warner, Inc.                            23,672,041            0.6
                                          606,740      Walt Disney Co. (e)                          20,714,104            0.5
                                                       Other Securities                             66,618,730            1.6
                                                                                                ---------------------------------
                                                                                                   134,983,054            3.3
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining                                        Other Securities                             36,447,417            0.9
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                        Other Securities                             43,918,786            1.1
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                       Other Securities                             45,571,120            1.1
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics                                     Other Securities                              5,225,423            0.1
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels               641,029      Chevron Corp. (e)                            54,000,283            1.3
                                          488,305      ConocoPhillips                               38,331,943            1.0
                                        1,673,527      Exxon Mobil Corp. (d)                       140,375,445            3.5
                                                       Other Securities                            104,803,274            2.6
                                                                                                ---------------------------------
                                                                                                   337,510,945            8.4
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                                Other Securities                             12,571,703            0.3
---------------------------------------------------------------------------------------------------------------------------------
Personal Products                                      Other Securities                              6,648,002            0.2
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                           452,154      Abbott Laboratories                          24,212,847            0.6
                                          582,631      Bristol-Myers Squibb Co.                     18,387,834            0.4
                                          852,337      Johnson & Johnson                            52,521,006            1.3
                                          638,225      Merck & Co., Inc.                            31,783,605            0.8
                                        2,090,230      Pfizer, Inc.                                 53,447,181            1.3
                                          396,034      Wyeth                                        22,708,590            0.6
                                                       Other Securities                             43,955,805            1.1
                                                                                                ---------------------------------
                                                                                                   247,016,868            6.1
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                  Other Securities                             45,887,253            1.1
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                               Other Securities                              1,999,871            0.0
Development
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                            Other Securities                             30,354,341            0.7
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                        1,702,553      Intel Corp.                                  40,452,659            1.0
Semiconductor Equipment                                Other Securities                             64,062,390            1.6
                                                                                                ---------------------------------
                                                                                                   104,515,049            2.6
---------------------------------------------------------------------------------------------------------------------------------
Software                                2,495,187      Microsoft Corp.                              73,533,161            1.8
                                        1,186,219      Oracle Corp. (a)                             23,380,376            0.6
                                                       Other Securities                             31,497,953            0.8
                                                                                                ---------------------------------
                                                                                                   128,411,490            3.2
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                          600,273      Home Depot, Inc.                             23,620,743            0.6
                                                       Other Securities                             52,018,426            1.3
                                                                                                ---------------------------------
                                                                                                    75,639,169            1.9
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                       Other Securities                             17,949,567            0.4
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance                289,451      Fannie Mae                                   18,909,834            0.5
                                                       Other Securities                             35,548,717            0.9
                                                                                                ---------------------------------
                                                                                                    54,458,551            1.4
---------------------------------------------------------------------------------------------------------------------------------
Tobacco                                   616,737      Altria Group, Inc.                           43,257,933            1.1
                                                       Other Securities                              5,841,155            0.1
                                                                                                ---------------------------------
                                                                                                    49,099,088            1.2
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                       Other Securities                              2,204,541            0.0
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services                    Other Securities                             24,868,571            0.6
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks
                                                       (Cost -- $2,362,828,677)                  3,955,162,690           98.0
=================================================================================================================================


20            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Summary Schedule of Investments (concluded)          Master S&P 500 Index Series

                                        Beneficial                                                                     Percent of
                                          Interest      Short-Term Securities                         Value            Net Assets
=================================================================================================================================
                                    $  47,385,994      BlackRock Liquidity Series, LLC
                                                       Cash Sweep Series, 5.33% (b)(c)          $   47,385,994            1.2%
                                      669,159,960      BlackRock Liquidity Series, LLC
                                                       Money Market Series, 5.33% (b)(c)(f)        669,159,960           16.6
---------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities
                                                       (Cost -- $716,545,954)                      716,545,954           17.8
=================================================================================================================================
Total Investments (Cost -- $3,079,374,631*)                                                      4,671,708,644          115.8

Liabilities in Excess of Other Assets                                                             (638,292,769)         (15.8)
                                                                                                ---------------------------------
Net Assets                                                                                      $4,033,415,875          100.0
                                                                                                =================================

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ....................................        $3,151,244,872
                                                                 ==============
      Gross unrealized appreciation .....................        $1,554,130,731
      Gross unrealized depreciation .....................           (33,666,959)
                                                                 --------------
      Net unrealized appreciation .......................        $1,520,463,772
                                                                 ==============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                                       Interest/
                             Purchase          Sale      Realized      Dividend
      Affiliate                Cost            Cost        Gain         Income
      --------------------------------------------------------------------------
      BlackRock
        Liquidity
        Series, LLC
        Cash Sweep
        Series                       --     $528,231++         --    $1,395,493
      BlackRock
        Liquidity
        Series, LLC
        Money Market
        Series             $333,818,160+          --           --    $  245,499
      Merrill Lynch &
        Co., Inc.          $  2,802,808     $171,740     $110,251    $  132,662
      The PNC
        Financial
        Services
        Group, Inc.        $  1,629,722     $269,647     $ 68,672    $   83,959
      --------------------------------------------------------------------------

+     Represents net purchase cost.
++    Represents net sale cost.
(c)   Represents the current yield as of June 30, 2007.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease
o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Number of                    Expiration          Face          Unrealized
      Contracts       Issue           Date             Value        Depreciation
      --------------------------------------------------------------------------
         239         S&P 500       September
                      Index           2007          $90,974,951      $(429,800)
      --------------------------------------------------------------------------

o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets. Some securities, or a portion of, in this category are out on loan.

      See Notes to Financial Statements.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            21

Statement of Assets and Liabilities                  Master S&P 500 Index Series

As of June 30, 2007 (Unaudited)

===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Investments in unaffiliated securities, at value
              (including securities loaned of $650,620,155)
              (identified cost -- $2,347,346,849) ..........................................                        $ 3,926,116,889
            Investments in affiliated securities, at value
              (including securities loaned of $324,654,674)
              (identified cost -- $732,027,782) ............................................                            745,591,755
            Receivables:
                Contributions ..............................................................    $    42,670,532
                Dividends ..................................................................          4,192,141
                Securities sold ............................................................          2,450,264
                Securities lending .........................................................             68,012          49,380,949
                                                                                                ---------------
            Prepaid expenses and other assets ..............................................                                 37,881
                                                                                                                    ---------------
            Total assets ...................................................................                          4,721,127,474
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
            Collateral on securities loaned, at value ......................................                            669,159,960
            Bank overdraft .................................................................                                 12,729
            Payables:
                Withdrawals ................................................................         12,132,578
                Securities purchased .......................................................          5,997,088
                Variation margin ...........................................................             38,130
                Other affiliates ...........................................................             28,555
                Investment adviser .........................................................             15,919          18,212,270
                                                                                                ---------------
            Accrued expenses and other liabilities .........................................                                326,640
                                                                                                                    ---------------
            Total liabilities ..............................................................                            687,711,599
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets .....................................................................                        $ 4,033,415,875
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
            Investors' capital .............................................................                        $ 2,441,511,662
            Unrealized appreciation -- net .................................................                          1,591,904,213
                                                                                                                    ---------------
            Net Assets .....................................................................                        $ 4,033,415,875
                                                                                                                    ===============

      See Notes to Financial Statements.


22            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Statement of Operations                              Master S&P 500 Index Series

For the Six Months Ended June 30, 2007 (Unaudited)

===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
            Dividends (including $216,621 from affiliates) .................................                        $    27,486,043
            Interest from affiliates .......................................................                              1,395,493
            Securities lending -- net ......................................................                                245,499
                                                                                                                    ---------------
            Total income ...................................................................                             29,127,035
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
            Accounting services ............................................................    $       234,313
            Investment advisory fees .......................................................            151,374
            Custodian fees .................................................................             73,026
            Professional fees ..............................................................             54,867
            Directors' fees and expenses ...................................................              9,440
            Licensing fees .................................................................              8,913
            Printing and shareholder reports ...............................................              1,498
            Pricing fees ...................................................................                 56
            Other ..........................................................................             25,777
                                                                                                ---------------
            Total expenses before reimbursement ............................................            559,264
            Reimbursement of expenses ......................................................            (75,687)
                                                                                                ---------------
            Total expenses after reimbursement .............................................                                483,577
                                                                                                                    ---------------
            Investment income -- net .......................................................                             28,643,458
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
            Realized gain on:
                Investment (including $178,923 from affiliates) -- net .....................         15,242,313
                Financial futures contracts -- net .........................................          3,340,527          18,582,840
                                                                                                ---------------
            Change in unrealized appreciation/depreciation on:
                Investments -- net .........................................................        124,552,478
                Financial futures contracts -- net .........................................           (526,792)        124,025,686
                                                                                                -----------------------------------
            Total realized and unrealized gain -- net ......................................                            142,608,526
                                                                                                                    ---------------
            Net Increase in Net Assets Resulting from Operations ...........................                        $   171,251,984
                                                                                                                    ===============

      See Notes to Financial Statements.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            23

Statements of Changes in Net Assets                  Master S&P 500 Index Series

                                                                                                  For the Six
                                                                                                  Months Ended          For the
                                                                                                    June 30,           Year Ended
                                                                                                      2007            December 31,
Increase (Decrease) in Net Assets:                                                                 (Unaudited)            2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
            Investment income -- net .......................................................    $    28,643,458     $    52,217,414
            Realized gain (loss) -- net ....................................................         18,582,840         (15,353,939)
            Change in unrealized appreciation/depreciation -- net ..........................        124,025,686         370,124,158
                                                                                                -----------------------------------
            Net increase in net assets resulting from operations ...........................        171,251,984         406,987,633
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
            Proceeds from contributions ....................................................      2,008,014,241         682,690,342
            Fair value of withdrawals ......................................................       (956,483,607)     (1,224,826,445)
                                                                                                -----------------------------------
            Net increase (decrease) in net assets derived from capital transactions ........      1,051,530,634        (542,136,103)
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
            Total increase (decrease) in net assets ........................................      1,222,782,618        (135,148,470)
            Beginning of period ............................................................      2,810,633,257       2,945,781,727
                                                                                                -----------------------------------
            End of period ..................................................................    $ 4,033,415,875     $ 2,810,633,257
                                                                                                ===================================

      See Notes to Financial Statements.

Financial Highlights                                 Master S&P 500 Index Series

                                                         For the Six
                                                         Months Ended
The following per share data and ratios                    June 30,                    For the Year Ended December 31,
have been derived from information                           2007        ---------------------------------------------------------
provided in the financial statements.                     (Unaudited)     2006         2005         2004        2003       2002
==================================================================================================================================
Total Investment Return
----------------------------------------------------------------------------------------------------------------------------------
            Total investment return ................        6.95%**      15.85%        4.96%       10.90%       28.70%      (22.22%)
                                                      ============================================================================
==================================================================================================================================
Ratios to Average Net Assets
----------------------------------------------------------------------------------------------------------------------------------
            Expenses, net of reimbursement .........         .03%*         .04%         .03%         .03%         .04%         .04%
                                                      ============================================================================
            Expenses ...............................         .04%*         .04%         .03%         .03%         .04%         .04%
                                                      ============================================================================
            Investment income -- net ...............        1.89%*        1.92%        1.84%        1.99%        1.76%        1.59%
                                                      ============================================================================
==================================================================================================================================
Supplemental Data
----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period (in thousands)  $4,033,416    $2,810,633   $2,945,782   $2,938,391   $2,474,596   $1,726,705
                                                      ============================================================================
            Portfolio turnover .....................           1%            4%          11%           6%           4%           5%
                                                      ============================================================================

*     Annualized.
**    Aggregate total investment return.

      See Notes to Financial Statements.


24            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Notes to Financial Statements (Unaudited)            Master S&P 500 Index Series

1. Significant Accounting Policies:

Master S&P 500 Index Series (the "Series"), a non-diversified investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Master LLC's Limited Liability Company Agreement (the "LLC Agreement") permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue nontransferable interests in the Series, subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees is referred to as the Board of Directors. The Series' financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Master LLC. Long positions traded in the over-the-counter ("OTC") markets, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Master LLC. Short positions traded in the OTC markets are valued at the last available asked price. Portfolio securities that are traded both in the OTC markets and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded on the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Master LLC, including valuations furnished by the pricing services retained by the Series, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Master LLC's Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Master LLC.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Master LLC's Board of Directors or by BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Master LLC's Board of Directors.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract, due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty for certain instruments may pledge cash or securities as collateral.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            25

Notes to Financial Statements (continued)            Master S&P 500 Index Series

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains, as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received). Written and purchased options are non-income producing investments.

(c) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Bank overdraft -- The Series recorded a bank overdraft, which resulted from management estimates of available cash.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. and various state tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' tax returns


26            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

Notes to Financial Statements (concluded)            Master S&P 500 Index Series

remains open for the years ended December 31, 2003 through December 31, 2006.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch"), and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Manager earns a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. However, the Manager has entered into a contract with the Master LLC on behalf of the Series, that provides that the management fee for the Series, when combined with the administrative fee of a certain feeder fund, will not exceed a specified amount. As a result, the Series pays a monthly fee at an annual rate of .005% of the average daily value of the Series' net assets. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays BIM for services it provides a monthly fee that is a percentage of the management fee paid by the Series to the Manager.

The Master LLC has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, or its affiliates. As of June 30, 2007, the Series lent securities with a value of $324,654,674 to MLPF&S or its affiliates. Pursuant to that order, the Master LLC has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. BIM may, on behalf of the Master LLC and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. For the six months ended June 30, 2007, BIM received $84,693 in securities lending agent fees.

Prior to March 28, 2007, Merrill Lynch Trust Company ("MLTC"), a wholly owned subsidiary of Merrill Lynch, was the Series' custodian. Effective March 28, 2007, State Street Bank & Trust Co. became the Series' custodian.

For the six months ended June 30, 2007, the Series reimbursed the Manager $30,563 for certain accounting services.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales (including in-kind redemptions), of investments excluding short-term securities, for the six months ended June 30, 2007 were $36,436,698 and $90,603,537, respectively.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            27

Notes to Financial Statements (concluded)            Master S&P 500 Index Series

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders, which expires November 2007. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the six months ended June 30, 2007.

5. Reorganization:

On June 4, 2007, the Series received an in-kind contribution of portfolio securities, which included $537,835,990 of unrealized appreciation.


28            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

BlackRock Funds

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting
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BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's Web site or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock Web site at http://www.blackrock.com/edelivery
2) Select eDelivery under the More Information section
3) Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            29

BlackRock Funds (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our Web site at www.blackrock.com, by calling
(800) 441-7762, or on the Web site of the Securities and Exchange Commission (the"Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our Web site at www.blackrock.com, by calling (800) 441-7762 or on the Web site of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's Web site at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


30            BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Twenty Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio*
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Investment Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Fund
BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Portfolio
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling 800-882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


             BLACKROCK S&P 500 INDEX FUND            JUNE 30, 2007            31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

BlackRock Index Funds, Inc.
P.O. Box 9011
Princeton, NJ 08543-9011


                                                                       BlackRock

                                                                   #Index 4-6/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Schedule of Investments - Attached Hereto

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007 (unaudited)

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 2.6%                  232,461    Boeing Co.                                                   $    22,353,450
                                            116,157    General Dynamics Corp.                                             9,085,801
                                             40,149    Goodrich Corp.                                                     2,391,274
                                            235,074    Honeywell International, Inc.                                     13,229,965
                                             33,767    L-3 Communications Holdings, Inc.                                  3,288,568
                                            101,651    Lockheed Martin Corp.                                              9,568,409
                                            104,662    Northrop Grumman Corp.                                             8,150,030
                                             29,900    Precision Castparts Corp.                                          3,628,664
                                            131,183    Raytheon Co.                                                       7,069,452
                                             50,316    Rockwell Collins, Inc.                                             3,554,322
                                            294,611    United Technologies Corp. (e)                                     20,896,758
                                                                                                                    ---------------
                                                                                                                        103,216,693
-----------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.9%               51,692    CH Robinson Worldwide, Inc.                                        2,714,864
                                             87,556    FedEx Corp.                                                        9,716,089
                                            315,187    United Parcel Service, Inc. Class B (e)                           23,008,651
                                                                                                                    ---------------
                                                                                                                         35,439,604
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.1%                             226,470    Southwest Airlines Co.                                             3,376,668
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.2%                       60,683    The Goodyear Tire & Rubber Co. (a)                                 2,109,341
                                             55,190    Johnson Controls, Inc.                                             6,389,346
                                                                                                                    ---------------
                                                                                                                          8,498,687
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                          544,082    Ford Motor Co. (e)                                                 5,125,252
                                            169,898    General Motors Corp. (e)                                           6,422,144
                                             74,629    Harley-Davidson, Inc. (e)                                          4,448,635
                                                                                                                    ---------------
                                                                                                                         15,996,031
-----------------------------------------------------------------------------------------------------------------------------------
Beverages - 2.1%                            221,609    Anheuser-Busch Cos., Inc.                                         11,559,125
                                             26,813    Brown-Forman Corp. Class B                                         1,959,494
                                            597,683    The Coca-Cola Co.                                                 31,264,798
                                             93,423    Coca-Cola Enterprises, Inc.                                        2,242,152
                                             60,756    Constellation Brands, Inc. Class A (a)                             1,475,156
                                             16,250    Molson Coors Brewing Co. Class B                                   1,502,475
                                             46,273    Pepsi Bottling Group, Inc.                                         1,558,475
                                            482,624    PepsiCo, Inc.                                                     31,298,166
                                                                                                                    ---------------
                                                                                                                         82,859,841
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.1%                        343,140    Amgen, Inc. (a)                                                   18,972,211
                                             85,622    Biogen Idec, Inc. (a)                                              4,580,777
                                            105,236    Celgene Corp. (a)(e)                                               6,033,180
                                             74,923    Genzyme Corp. (a)                                                  4,825,041
                                            264,982    Gilead Sciences, Inc. (a)(e)                                      10,273,352
                                                                                                                    ---------------
                                                                                                                         44,684,561
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.2%                     56,721    American Standard Cos., Inc.                                       3,345,404
                                            123,407    Masco Corp.                                                        3,513,397
                                                                                                                    ---------------
                                                                                                                          6,858,801
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 3.7%                       75,573    Ameriprise Financial, Inc.                                         4,804,176
                                            222,364    The Bank of New York Co., Inc. (a)                                 9,214,764
                                             32,923    The Bear Stearns Cos., Inc.                                        4,609,220
                                            313,894    The Charles Schwab Corp.                                           6,441,105
                                            119,982    E*Trade Financial Corp. (a)                                        2,650,402
                                             27,748    Federated Investors, Inc. Class B                                  1,063,581
                                             49,022    Franklin Resources, Inc.                                           6,493,944
                                            121,313    The Goldman Sachs Group, Inc. (e)                                 26,294,593
                                             64,532    Janus Capital Group, Inc.                                          1,796,571
                                             40,254    Legg Mason, Inc.                                                   3,960,189
                                            154,576    Lehman Brothers Holdings, Inc. (e)                                11,519,004
                                            119,999    Mellon Financial Corp. (e)                                         5,279,956
                                            260,038    Merrill Lynch & Co., Inc. (b)                                     21,733,976

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            315,333    Morgan Stanley                                               $    26,450,132
                                             59,661    Northern Trust Corp.                                               3,832,623
                                            119,915    State Street Corp. (e)                                             8,202,186
                                             74,040    T. Rowe Price Group, Inc. (e)                                      3,841,936
                                                                                                                    ---------------
                                                                                                                        148,188,358
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.6%                             63,718    Air Products & Chemicals, Inc.                                     5,121,016
                                             20,132    Ashland, Inc.                                                      1,287,441
                                            274,553    The Dow Chemical Co.                                              12,140,734
                                            264,937    E.I. du Pont de Nemours & Co.                                     13,469,397
                                             26,162    Eastman Chemical Co.                                               1,683,001
                                             58,895    Ecolab, Inc.                                                       2,514,817
                                             30,602    Hercules, Inc. (a)                                                   601,329
                                             25,264    International Flavors & Fragrances, Inc.                           1,317,265
                                            162,572    Monsanto Co. (e)                                                  10,980,113
                                             48,747    PPG Industries, Inc.                                               3,710,134
                                             93,557    Praxair, Inc.                                                      6,735,168
                                             46,726    Rohm & Haas Co.                                                    2,554,978
                                             40,945    Sigma-Aldrich Corp.                                                1,747,123
                                                                                                                    ---------------
                                                                                                                         63,862,516
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 3.7%                     160,996    BB&T Corp.                                                         6,549,317
                                             51,543    Comerica, Inc.                                                     3,065,262
                                             49,151    Commerce Bancorp, Inc. (e)                                         1,818,095
                                             37,362    Compass Bancshares, Inc.                                           2,577,231
                                            167,097    Fifth Third Bancorp (e)                                            6,645,448
                                             42,958    First Horizon National Corp. (e)                                   1,675,362
                                            111,229    Huntington Bancshares, Inc. (e)                                    2,529,347
                                            121,882    KeyCorp                                                            4,184,209
                                             25,166    M&T Bank Corp.                                                     2,690,245
                                             69,823    Marshall & Ilsley Corp. (e)                                        3,325,669
                                            170,405    National City Corp. (e)                                            5,677,895
                                            102,149    The PNC Financial Services Group, Inc. (b)                         7,311,825
                                            213,848    Regions Financial Corp.                                            7,078,369
                                            103,711    SunTrust Banks, Inc.                                               8,892,181
                                             87,263    Synovus Financial Corp.                                            2,678,974
                                            518,111    U.S. Bancorp (e)                                                  17,071,757
                                            565,161    Wachovia Corp. (e)                                                28,964,501
                                            993,190    Wells Fargo & Co.                                                 34,930,492
                                             28,430    Zions Bancorporation                                               2,186,551
                                                                                                                    ---------------
                                                                                                                        149,852,730
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 0.5%        75,842    Allied Waste Industries, Inc. (a)                                  1,020,833
                                             29,712    Avery Dennison Corp.                                               1,975,254
                                             44,997    Cintas Corp.                                                       1,774,232
                                             40,554    Equifax, Inc. (e)                                                  1,801,409
                                             34,451    Monster Worldwide, Inc. (a)                                        1,415,936
                                             65,962    Pitney Bowes, Inc.                                                 3,088,341
                                             59,122    RR Donnelley & Sons Co.                                            2,572,398
                                             49,092    Robert Half International, Inc.                                    1,791,858
                                            156,295    Waste Management, Inc.                                             6,103,320
                                                                                                                    ---------------
                                                                                                                         21,543,581
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.6%             134,564    Avaya, Inc. (a)                                                    2,266,058
                                             23,401    Ciena Corp. (a)                                                      845,478
                                          1,790,904    Cisco Systems, Inc. (a)                                           49,876,676
                                            465,849    Corning, Inc. (a)                                                 11,902,442
                                             59,672    JDS Uniphase Corp. (a)                                               801,395

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            173,783    Juniper Networks, Inc. (a)(e)                                $     4,374,118
                                            717,008    Motorola, Inc.                                                    12,691,042
                                            491,901    QUALCOMM, Inc.                                                    21,343,584
                                            143,084    Tellabs, Inc. (a)                                                  1,539,584
                                                                                                                    ---------------
                                                                                                                        105,640,377
-----------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 3.9%              251,803    Apple Computer, Inc. (a)                                          30,730,038
                                            664,621    Dell, Inc. (a)                                                    18,974,930
                                            627,438    EMC Corp. (a)(e)                                                  11,356,628
                                            795,311    Hewlett-Packard Co. (e)                                           35,486,777
                                            401,791    International Business Machines Corp.                             42,288,503
                                             28,044    Lexmark International, Inc. Class A (a)                            1,382,850
                                             52,702    NCR Corp. (a)                                                      2,768,963
                                            113,900    Network Appliance, Inc. (a)                                        3,325,880
                                             54,581    QLogic Corp. (a)                                                     908,774
                                             58,047    SanDisk Corp. (a)                                                  2,840,820
                                          1,018,329    Sun Microsystems, Inc. (a)                                         5,356,411
                                                                                                                    ---------------
                                                                                                                        155,420,574
-----------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 0.1%            24,118    Fluor Corp.                                                        2,686,022
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.1%                28,172    Vulcan Materials Co.                                               3,226,821
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.9%                     353,374    American Express Co.                                              21,619,421
                                            119,719    Capital One Financial Corp. (e)                                    9,390,758
                                            124,373    SLM Corp.                                                          7,161,397
                                                                                                                    ---------------
                                                                                                                         38,171,576
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.2%                31,933    Ball Corp.                                                         1,697,878
                                             30,430    Bemis Co.                                                          1,009,667
                                             42,889    Pactiv Corp. (a)                                                   1,367,730
                                             48,487    Sealed Air Corp.                                                   1,504,067
                                             35,045    Temple-Inland, Inc.                                                2,156,319
                                                                                                                    ---------------
                                                                                                                          7,735,661
-----------------------------------------------------------------------------------------------------------------------------------
Distributors - 0.1%                          50,197    Genuine Parts Co.                                                  2,489,771
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 0.1%         39,331    Apollo Group, Inc. Class A (a)                                     2,298,110
                                            103,536    H&R Block, Inc.                                                    2,419,636
                                                                                                                    ---------------
                                                                                                                          4,717,746
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 5.0%     1,319,353    Bank of America Corp.                                             64,503,168
                                             61,429    CIT Group, Inc.                                                    3,368,152
                                              9,864    Chicago Mercantile Exchange Holdings, Inc. (e)                     5,270,927
                                          1,464,879    Citigroup, Inc.                                                   75,133,644
                                          1,026,404    JPMorgan Chase & Co.                                              49,729,274
                                             72,255    Moody's Corp. (e)                                                  4,494,261
                                                                                                                    ---------------
                                                                                                                        202,499,426
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication             1,847,791    AT&T Inc.                                                         76,683,327
Services - 3.1%                              36,215    CenturyTel, Inc.                                                   1,776,346
                                            112,104    Citizens Communications Co.                                        1,711,828
                                             40,456    Embarq Corp.                                                       2,563,696
                                            472,726    Qwest Communications International Inc. (a)(e)                     4,585,442
                                            859,657    Verizon Communications, Inc. (e)                                  35,392,079
                                            130,540    Windstream Corp.                                                   1,926,770
                                                                                                                    ---------------
                                                                                                                        124,639,488
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%                    45,318    Allegheny Energy, Inc. (a)                                         2,344,753
                                            123,155    American Electric Power Co., Inc.                                  5,546,901
                                            357,534    Duke Energy Corp.                                                  6,542,872
                                             95,547    Edison International (e)                                           5,362,098
                                             57,470    Entergy Corp.                                                      6,169,405
                                            201,611    Exelon Corp.                                                      14,636,959
                                            124,264    FPL Group, Inc.                                                    7,050,739

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             91,934    FirstEnergy Corp.                                            $     5,950,888
                                            108,669    PPL Corp.                                                          5,084,623
                                             26,658    Pinnacle West Capital Corp.                                        1,062,321
                                             80,960    Progress Energy, Inc.                                              3,690,966
                                            220,500    The Southern Co. (e)                                               7,560,945
                                                                                                                    ---------------
                                                                                                                         71,003,470
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 0.4%                  52,750    Cooper Industries Ltd. Class A                                     3,011,497
                                            242,230    Emerson Electric Co.                                              11,336,364
                                             51,011    Rockwell Automation, Inc.                                          3,542,204
                                                                                                                    ---------------
                                                                                                                         17,890,065
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                      125,049    Agilent Technologies, Inc. (a)                                     4,806,883
Instruments - 0.2%                           49,386    Jabil Circuit, Inc.                                                1,089,949
                                             46,940    Molex, Inc.                                                        1,408,669
                                            256,965    Solectron Corp. (a)                                                  945,631
                                             25,094    Tektronix, Inc.                                                      846,672
                                                                                                                    ---------------
                                                                                                                          9,097,804
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 2.0%           86,933    BJ Services Co.                                                    2,472,375
                                             90,045    Baker Hughes, Inc.                                                 7,575,486
                                             40,109    ENSCO International, Inc.                                          2,447,050
                                            276,151    Halliburton Co.                                                    9,527,209
                                             83,579    Nabors Industries Ltd. (a)                                         2,789,867
                                             50,545    National Oilwell Varco, Inc. (a)(e)                                5,268,811
                                             36,173    Noble Corp.                                                        3,527,591
                                             36,540    Rowan Cos., Inc.                                                   1,497,409
                                            348,790    Schlumberger Ltd. (e)                                             29,626,223
                                             58,401    Smith International, Inc.                                          3,424,635
                                             83,053    Transocean, Inc. (a)(e)                                            8,801,957
                                            105,639    Weatherford International Ltd. (a)(e)                              5,835,498
                                                                                                                    ---------------
                                                                                                                         82,794,111
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 2.3%             450,752    CVS Corp./Caremark Corp.                                          16,429,910
                                            130,024    Costco Wholesale Corp. (e)                                         7,609,004
                                            211,741    The Kroger Co.                                                     5,956,274
                                             55,810    SUPERVALU Inc.                                                     2,585,119
                                            176,015    SYSCO Corp. (e)                                                    5,806,735
                                            125,410    Safeway, Inc. (e)                                                  4,267,702
                                            724,309    Wal-Mart Stores, Inc.                                             34,846,506
                                            292,744    Walgreen Co. (e)                                                  12,746,074
                                             38,982    Whole Foods Market, Inc. (e)                                       1,493,011
                                                                                                                    ---------------
                                                                                                                         91,740,335
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.5%                        187,918    Archer-Daniels-Midland Co.                                         6,218,206
                                             64,462    Campbell Soup Co.                                                  2,501,770
                                            139,620    ConAgra Foods, Inc.                                                3,750,193
                                             40,749    Dean Foods Co.                                                     1,298,671
                                             99,160    General Mills, Inc.                                                5,792,927
                                             91,607    H.J. Heinz Co.                                                     4,348,584
                                             56,346    The Hershey Co.                                                    2,852,235
                                             77,786    Kellogg Co.                                                        4,028,537
                                            477,351    Kraft Foods, Inc.                                                 16,826,623
                                             38,948    McCormick & Co., Inc.                                              1,487,035
                                            222,605    Sara Lee Corp.                                                     3,873,327
                                             77,945    Tyson Foods, Inc. Class A                                          1,795,853
                                             69,219    Wm. Wrigley Jr. Co. (e)                                            3,828,503
                                                                                                                    ---------------
                                                                                                                         58,602,464
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.2%                         12,658    Nicor, Inc.                                                          543,281
                                             50,796    Questar Corp.                                                      2,684,569

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            185,561    Spectra Energy Corp.                                         $     4,817,164
                                                                                                                    ---------------
                                                                                                                          8,045,014
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &                      13,648    Bausch & Lomb, Inc.                                                  947,717
Supplies - 1.6%                             188,177    Baxter International, Inc.                                        10,601,892
                                             72,224    Becton Dickinson & Co. (e)                                         5,380,688
                                             77,091    Biomet, Inc.                                                       3,524,600
                                            350,813    Boston Scientific Corp. (a)(e)                                     5,381,471
                                             33,306    CR Bard, Inc.                                                      2,752,075
                                             44,727    Hospira, Inc. (a)                                                  1,746,142
                                            341,057    Medtronic, Inc.                                                   17,687,216
                                            101,115    St. Jude Medical, Inc. (a)                                         4,195,261
                                             91,239    Stryker Corp.                                                      5,756,269
                                             38,409    Varian Medical Systems, Inc. (a)                                   1,632,767
                                             69,710    Zimmer Holdings, Inc. (a)                                          5,917,682
                                                                                                                    ---------------
                                                                                                                         65,523,780
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &                     157,211    Aetna, Inc.                                                        7,766,223
Services - 2.2%                              52,191    AmerisourceBergen Corp.                                            2,581,889
                                            115,216    Cardinal Health, Inc.                                              8,138,858
                                             91,557    Cigna Corp. (e)                                                    4,781,107
                                             50,499    Coventry Health Care, Inc. (a)                                     2,911,267
                                             74,370    Express Scripts, Inc. (a)                                          3,719,244
                                             46,284    Humana, Inc. (a)                                                   2,819,158
                                             38,623    Laboratory Corp. of America Holdings (a)(e)                        3,022,636
                                             19,253    Manor Care, Inc.                                                   1,257,028
                                             90,691    McKesson Corp. (e)                                                 5,408,811
                                             82,518    Medco Health Solutions, Inc. (a)                                   6,435,579
                                             42,666    Patterson Cos., Inc. (a)                                           1,590,162
                                             43,342    Quest Diagnostics, Inc. (e)                                        2,238,614
                                            135,085    Tenet Healthcare Corp. (a)(e)                                        879,403
                                            396,745    UnitedHealth Group, Inc.                                          20,289,539
                                            180,134    WellPoint, Inc. (a)                                               14,380,097
                                                                                                                    ---------------
                                                                                                                         88,219,615
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.0%                60,001    IMS Health, Inc.                                                   1,927,832
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.5%        126,785    Carnival Corp. (e)                                                 6,183,304
                                             44,459    Darden Restaurants, Inc.                                           1,955,751
                                             51,589    Harrah's Entertainment, Inc.                                       4,398,478
                                            109,846    Hilton Hotels Corp. (e)                                            3,676,546
                                             94,668    International Game Technology                                      3,758,320
                                            102,619    Marriott International, Inc. Class A                               4,437,246
                                            354,501    McDonald's Corp.                                                  17,994,471
                                            215,591    Starbucks Corp. (a)                                                5,657,108
                                             60,511    Starwood Hotels & Resorts Worldwide, Inc.                          4,058,473
                                             28,933    Wendy's International, Inc.                                        1,063,288
                                             60,585    Wyndham Worldwide Corp. (a)                                        2,196,812
                                            153,782    Yum! Brands, Inc.                                                  5,031,747
                                                                                                                    ---------------
                                                                                                                         60,411,544
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.6%                    18,907    Black & Decker Corp.                                               1,669,677
                                             37,954    Centex Corp.                                                       1,521,955
                                             81,211    DR Horton, Inc. (e)                                                1,618,535
                                             42,851    Fortune Brands, Inc. (e)                                           3,529,637
                                             20,057    Harman International Industries, Inc.                              2,342,658
                                             20,591    KB Home                                                              810,668
                                             54,352    Leggett & Platt, Inc.                                              1,198,462
                                             38,991    Lennar Corp. Class A (e)                                           1,425,511
                                             78,733    Newell Rubbermaid, Inc.                                            2,317,112

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             66,925    Pulte Homes, Inc.                                            $     1,502,466
                                             16,879    Snap-On, Inc.                                                        852,558
                                             23,289    The Stanley Works                                                  1,413,642
                                             20,797    Whirlpool Corp.                                                    2,312,626
                                                                                                                    ---------------
                                                                                                                         22,515,507
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 1.9%                    48,237    Clorox Co.                                                         2,995,518
                                            148,284    Colgate-Palmolive Co.                                              9,616,217
                                            131,355    Kimberly-Clark Corp.                                               8,786,336
                                            930,894    The Procter & Gamble Co.                                          56,961,404
                                                                                                                    ---------------
                                                                                                                         78,359,475
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.1%                           30,538    Affiliated Computer Services, Inc. Class A (a)                     1,732,115
                                            168,643    Automatic Data Processing, Inc. (e)                                8,174,126
                                             41,051    Cognizant Technology Solutions Corp. (a)                           3,082,520
                                             51,351    Computer Sciences Corp. (a)                                        3,037,412
                                             41,381    Convergys Corp. (a)                                                1,003,075
                                            151,672    Electronic Data Systems Corp.                                      4,205,865
                                             48,264    Fidelity National Information Services, Inc.                       2,619,770
                                            214,830    First Data Corp.                                                   7,018,496
                                             56,282    Fiserv, Inc. (a)                                                   3,196,818
                                            104,379    Paychex, Inc.                                                      4,083,306
                                             96,190    Unisys Corp. (a)                                                     879,177
                                            224,753    The Western Union Co.                                              4,681,605
                                                                                                                    ---------------
                                                                                                                         43,714,285
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &               191,863    The AES Corp. (a)                                                  4,197,962
Energy Traders - 0.5%                        56,649    Constellation Energy Group, Inc.                                   4,938,093
                                            124,551    Dynegy, Inc. Class A (a)                                           1,175,761
                                            134,000    TXU Corp. (e)                                                      9,018,200
                                                                                                                    ---------------
                                                                                                                         19,330,016
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 3.9%             212,485    3M Co.                                                            18,441,573
                                          3,029,937    General Electric Co. (e)                                         115,985,988
                                             34,069    Textron, Inc.                                                      3,751,338
                                            584,004    Tyco International Ltd. (a)                                       19,733,495
                                                                                                                    ---------------
                                                                                                                        157,912,394
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.7%                             92,131    ACE Ltd.                                                           5,760,030
                                             30,281    AMBAC Financial Group, Inc.                                        2,640,200
                                             90,931    AON Corp. (e)                                                      3,874,570
                                            147,374    Aflac, Inc. (e)                                                    7,575,024
                                            181,400    The Allstate Corp. (e)                                            11,157,914
                                            766,493    American International Group, Inc.                                53,677,505
                                             30,052    Assurant, Inc.                                                     1,770,664
                                            119,197    Chubb Corp. (e)                                                    6,453,326
                                             50,762    Cincinnati Financial Corp.                                         2,203,071
                                            125,975    Genworth Financial, Inc. Class A                                   4,333,540
                                             90,724    Hartford Financial Services Group, Inc.                            8,937,221
                                             88,031    Lincoln National Corp.                                             6,245,799
                                            130,470    Loews Corp.                                                        6,651,361
                                             43,459    MBIA, Inc. (e)                                                     2,704,019
                                            162,060    Marsh & McLennan Cos., Inc.                                        5,004,413
                                            226,246    MetLife, Inc.                                                     14,588,342
                                             83,898    Principal Financial Group, Inc.                                    4,890,414
                                            229,947    The Progressive Corp.                                              5,502,632
                                            139,539    Prudential Financial, Inc.                                        13,567,377
                                             35,594    Safeco Corp.                                                       2,216,082
                                             31,320    Torchmark Corp.                                                    2,098,440
                                            203,446    The Travelers Cos., Inc.                                          10,884,362

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             93,167    UnumProvident Corp.                                          $     2,432,590
                                             49,435    XL Capital Ltd. Class A                                            4,166,876
                                                                                                                    ---------------
                                                                                                                        189,335,772
-----------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.2%             88,260    Amazon.com, Inc. (a)(e)                                            6,037,867
                                             65,727    IAC/InterActiveCorp (a)                                            2,274,811
                                                                                                                    ---------------
                                                                                                                          8,312,678
-----------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 1.4%         339,488    eBay, Inc. (a)(e)                                                 10,924,724
                                             63,439    Google, Inc. Class A (a)(e)                                       33,202,704
                                             77,773    VeriSign, Inc. (a)                                                 2,467,737
                                            354,240    Yahoo! Inc. (a)                                                    9,610,531
                                                                                                                    ---------------
                                                                                                                         56,205,696
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.2%          26,446    Brunswick Corp.                                                      862,933
                                             91,427    Eastman Kodak Co. (e)                                              2,544,413
                                             49,504    Hasbro, Inc.                                                       1,554,921
                                            114,088    Mattel, Inc.                                                       2,885,286
                                                                                                                    ---------------
                                                                                                                          7,847,553
-----------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 0.3%        57,286    Applera Corp. - Applied Biosystems Group                           1,749,514
                                             13,383    Millipore Corp. (a)                                                1,004,929
                                             32,461    PerkinElmer, Inc.                                                    845,934
                                            116,066    Thermo Fisher Scientific, Inc. (a)                                 6,002,934
                                             33,169    Waters Corp. (a)                                                   1,968,912
                                                                                                                    ---------------
                                                                                                                         11,572,223
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.7%                            192,116    Caterpillar, Inc.                                                 15,042,683
                                             28,181    Cummins, Inc.                                                      2,852,199
                                             71,451    Danaher Corp. (e)                                                  5,394,551
                                             66,004    Deere & Co. (e)                                                    7,969,323
                                             58,887    Dover Corp.                                                        3,012,070
                                             46,883    Eaton Corp.                                                        4,360,119
                                             52,682    ITT Corp.                                                          3,597,127
                                            118,629    Illinois Tool Works, Inc. (e)                                      6,428,506
                                             95,498    Ingersoll-Rand Co. Class A                                         5,235,200
                                             73,585    PACCAR, Inc.                                                       6,404,838
                                             35,675    Pall Corp.                                                         1,640,693
                                             35,779    Parker Hannifin Corp.                                              3,503,122
                                             30,434    Terex Corp. (a)                                                    2,474,284
                                                                                                                    ---------------
                                                                                                                         67,914,715
-----------------------------------------------------------------------------------------------------------------------------------
Media - 3.3%                                218,312    CBS Corp. Class B (e)                                              7,274,156
                                              2,443    Citadel Broadcasting Corp.                                            15,757
                                            152,375    Clear Channel Communications, Inc.                                 5,762,823
                                            852,709    Comcast Corp. Class A (a)(e)                                      23,978,179
                                             74,257    Comcast Corp. Special Class A (a)                                  2,076,226
                                            230,468    The DIRECTV Group, Inc. (a)                                        5,326,115
                                             21,863    Dow Jones & Co., Inc.                                              1,256,029
                                             25,299    EW Scripps Co. Class A                                             1,155,911
                                             65,825    Gannett Co., Inc.                                                  3,617,084
                                            122,146    Interpublic Group of Cos., Inc. (a)                                1,392,464
                                            107,801    The McGraw-Hill Cos., Inc. (e)                                     7,339,092
                                             13,545    Meredith Corp.                                                       834,372
                                             42,298    The New York Times Co. Class A (e)                                 1,074,369
                                            700,993    News Corp. Class A (e)                                            14,868,062
                                             96,014    Omnicom Group Inc.                                                 5,081,061
                                          1,125,097    Time Warner, Inc.                                                 23,672,041

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             24,012    Tribune Co.                                                  $       705,953
                                            212,329    Viacom, Inc. Class B (a)                                           8,839,256
                                            606,740    Walt Disney Co. (e)                                               20,714,104
                                                                                                                    ---------------
                                                                                                                        134,983,054
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 0.9%                      255,328    Alcoa, Inc.                                                       10,348,444
                                             28,713    Allegheny Technologies, Inc.                                       3,011,419
                                            107,075    Freeport-McMoRan Copper & Gold, Inc. Class B (e)                   8,867,952
                                            127,577    Newmont Mining Corp. (e)                                           4,983,158
                                             91,231    Nucor Corp.                                                        5,350,698
                                             35,731    United States Steel Corp.                                          3,885,746
                                                                                                                    ---------------
                                                                                                                         36,447,417
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 1.1%                       58,162    Ameren Corp. (e)                                                   2,850,520
                                             74,931    CMS Energy Corp.                                                   1,288,813
                                             91,258    CenterPoint Energy, Inc. (e)                                       1,587,889
                                             68,202    Consolidated Edison, Inc. (e)                                      3,077,274
                                             48,853    DTE Energy Co.                                                     2,355,692
                                            100,659    Dominion Resources, Inc. (e)                                       8,687,878
                                             21,770    Integrys Energy Group, Inc.                                        1,104,392
                                             47,153    KeySpan Corp.                                                      1,979,483
                                             73,115    NiSource, Inc.                                                     1,514,212
                                            109,031    PG&E Corp.                                                         4,939,104
                                                900    Progress Energy, Inc. (a)                                                297
                                             77,650    Public Service Enterprise Group, Inc.                              6,816,117
                                             73,538    Sempra Energy                                                      4,355,656
                                             57,416    TECO Energy, Inc.                                                    986,407
                                            116,026    Xcel Energy, Inc.                                                  2,375,052
                                                                                                                    ---------------
                                                                                                                         43,918,786
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 1.1%                      32,682    Big Lots, Inc. (a)                                                   961,504
                                             22,350    Dillard's, Inc. Class A                                              803,036
                                             90,692    Dollar General Corp.                                               1,987,969
                                             50,433    Family Dollar Stores, Inc.                                         1,730,861
                                             63,454    JC Penney Co., Inc.                                                4,592,801
                                             96,254    Kohl's Corp. (a)                                                   6,836,922
                                            132,566    Macy's, Inc.                                                       5,273,475
                                             69,732    Nordstrom, Inc.                                                    3,564,700
                                             23,177    Sears Holdings Corp. (a)                                           3,928,502
                                            249,864    Target Corp. (e)                                                  15,891,350
                                                                                                                    ---------------
                                                                                                                         45,571,120
-----------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.1%                   282,761    Xerox Corp. (a)                                                    5,225,423
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 8.4%          132,987    Anadarko Petroleum Corp.                                           6,913,994
                                             93,603    Apache Corp.                                                       7,637,069
                                            110,961    Chesapeake Energy Corp. (e)                                        3,839,251
                                            641,029    Chevron Corp. (e)                                                 54,000,283
                                            488,305    ConocoPhillips                                                    38,331,943
                                             53,248    Consol Energy, Inc.                                                2,455,265
                                            134,164    Devon Energy Corp.                                                10,503,700
                                             74,622    EOG Resources, Inc.                                                5,451,883
                                            199,959    El Paso Corp.                                                      3,445,294
                                          1,673,527    Exxon Mobil Corp. (d)                                            140,375,445
                                             69,984    Hess Corp.                                                         4,126,257
                                            200,858    Marathon Oil Corp.                                                12,043,446
                                             54,259    Murphy Oil Corp. (e)                                               3,225,155
                                            250,019    Occidental Petroleum Corp.                                        14,471,100
                                             79,542    Peabody Energy Corp.                                               3,848,242
                                             35,908    Sunoco, Inc.                                                       2,861,149

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                            164,460    Valero Energy Corp.                                          $    12,147,016
                                            170,967    Williams Cos., Inc.                                                5,405,977
                                            106,963    XTO Energy, Inc.                                                   6,428,476
                                                                                                                    ---------------
                                                                                                                        337,510,945
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.3%              141,884    International Paper Co. (e)                                        5,540,570
                                             56,915    MeadWestvaco Corp.                                                 2,010,238
                                             63,612    Weyerhaeuser Co.                                                   5,020,895
                                                                                                                    ---------------
                                                                                                                         12,571,703
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.2%                    135,658    Avon Products, Inc.                                                4,985,431
                                             36,532    The Estee Lauder Cos., Inc. Class A                                1,662,571
                                                                                                                    ---------------
                                                                                                                          6,648,002
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 6.1%                      452,154    Abbott Laboratories                                               24,212,847
                                             87,008    Allergan, Inc.                                                     5,015,141
                                             30,459    Barr Pharmaceuticals, Inc. (a)                                     1,529,956
                                            582,631    Bristol-Myers Squibb Co.                                          18,387,834
                                            285,256    Eli Lilly & Co. (e)                                               15,940,105
                                             92,274    Forest Laboratories, Inc. (a)                                      4,212,308
                                            852,337    Johnson & Johnson                                                 52,521,006
                                             67,873    King Pharmaceuticals, Inc. (a)                                     1,388,682
                                            638,225    Merck & Co., Inc.                                                 31,783,605
                                             72,443    Mylan Laboratories Inc.                                            1,317,738
                                          2,090,230    Pfizer, Inc.                                                      53,447,181
                                            445,022    Schering-Plough Corp.                                             13,546,470
                                             30,907    Watson Pharmaceuticals, Inc. (a)                                   1,005,405
                                            396,034    Wyeth                                                             22,708,590
                                                                                                                    ---------------
                                                                                                                        247,016,868
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts                26,231    Apartment Investment & Management Co. Class A                      1,322,567
(REITs) - 1.1%                               61,286    Archstone-Smith Trust                                              3,622,615
                                             21,168    AvalonBay Communities, Inc.                                        2,516,452
                                             31,646    Boston Properties, Inc.                                            3,232,006
                                             37,675    Developers Diversified Realty Corp.                                1,985,849
                                             91,336    Equity Residential (e)                                             4,167,662
                                             73,400    General Growth Properties, Inc.                                    3,886,530
                                            156,095    Host Marriott Corp.                                                3,608,916
                                             61,541    Kimco Realty Corp.                                                 2,342,866
                                             51,930    Plum Creek Timber Co., Inc.                                        2,163,404
                                             77,864    ProLogis (e)                                                       4,430,462
                                             35,046    Public Storage                                                     2,692,234
                                             62,583    Simon Property Group, Inc. (e)                                     5,822,722
                                             37,263    Vornado Realty Trust (e)                                           4,092,968
                                                                                                                    ---------------
                                                                                                                         45,887,253
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                     54,791    CB Richard Ellis Group, Inc. (a)                                   1,999,871
Development - 0.0%

-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                          102,102    Burlington Northern Santa Fe Corp. (e)                             8,692,964
                                            125,610    CSX Corp.                                                          5,662,499
                                            118,902    Norfolk Southern Corp.                                             6,250,678
                                             17,447    Ryder System, Inc.                                                   938,649
                                             76,505    Union Pacific Corp.                                                8,809,551
                                                                                                                    ---------------
                                                                                                                         30,354,341
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor              154,182    Advanced Micro Devices, Inc. (a)(e)                                2,204,803
Equipment - 2.6%                            112,104    Altera Corp. (e)                                                   2,480,861
                                            105,698    Analog Devices, Inc.                                               3,978,473
                                            394,880    Applied Materials, Inc.                                            7,846,266
                                            133,764    Broadcom Corp. Class A (a)                                         3,912,597
                                          1,702,553    Intel Corp.                                                       40,452,659

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             54,766    KLA-Tencor Corp.                                             $     3,009,392
                                            219,575    LSI Logic Corp. (a)                                                1,649,008
                                             67,669    Linear Technology Corp. (e)                                        2,448,264
                                             49,000    MEMC Electronic Materials, Inc. (a)                                2,994,880
                                             89,297    Maxim Integrated Products, Inc.                                    2,983,413
                                            209,443    Micron Technology, Inc. (a)(e)                                     2,624,321
                                             92,234    National Semiconductor Corp. (e)                                   2,607,455
                                             41,092    Novellus Systems, Inc. (a)                                         1,165,780
                                            108,674    Nvidia Corp. (a)                                                   4,489,323
                                             54,861    Teradyne, Inc. (a)                                                   964,456
                                            425,512    Texas Instruments, Inc. (e)                                       16,012,017
                                            100,526    Xilinx, Inc.                                                       2,691,081
                                                                                                                    ---------------
                                                                                                                        104,515,049
-----------------------------------------------------------------------------------------------------------------------------------
Software - 3.2%                             172,676    Adobe Systems, Inc. (a)                                            6,932,941
                                             70,723    Autodesk, Inc. (a)                                                 3,329,639
                                             62,689    BMC Software, Inc. (a)                                             1,899,477
                                            128,024    CA, Inc.                                                           3,306,860
                                             48,098    Citrix Systems, Inc. (a)                                           1,619,460
                                            101,071    Compuware Corp. (a)                                                1,198,702
                                             87,582    Electronic Arts, Inc. (a)                                          4,144,380
                                             95,496    Intuit, Inc. (a)                                                   2,872,520
                                          2,495,187    Microsoft Corp.                                                   73,533,161
                                            107,131    Novell, Inc. (a)                                                     834,550
                                          1,186,219    Oracle Corp. (a)                                                  23,380,376
                                            265,318    Symantec Corp. (a)(e)                                              5,359,424
                                                                                                                    ---------------
                                                                                                                        128,411,490
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 1.9%                      26,482    Abercrombie & Fitch Co. Class A                                    1,932,656
                                             53,613    AutoNation, Inc. (a)                                               1,203,076
                                             16,664    AutoZone, Inc. (a)                                                 2,276,636
                                             77,966    Bed Bath & Beyond, Inc. (a)                                        2,805,996
                                            115,557    Best Buy Co., Inc.                                                 5,393,045
                                             34,046    Circuit City Stores, Inc.                                            513,414
                                            158,499    The Gap, Inc.                                                      3,027,331
                                            600,273    Home Depot, Inc.                                                  23,620,743
                                            105,643    Limited Brands, Inc. (e)                                           2,899,900
                                            448,089    Lowe's Cos., Inc. (e)                                             13,751,851
                                             87,047    Office Depot, Inc. (a)                                             2,637,524
                                             24,642    OfficeMax, Inc.                                                      968,431
                                             44,829    RadioShack Corp. (e)                                               1,485,633
                                             30,048    The Sherwin-Williams Co.                                           1,997,291
                                            214,693    Staples, Inc. (e)                                                  5,094,665
                                            140,272    TJX Cos., Inc.                                                     3,857,480
                                             40,963    Tiffany & Co.                                                      2,173,497
                                                                                                                    ---------------
                                                                                                                         75,639,169
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury                  110,708    Coach, Inc. (a)                                                    5,246,452
Goods - 0.4%                                 35,167    Jones Apparel Group, Inc.                                            993,468
                                             29,140    Liz Claiborne, Inc.                                                1,086,922
                                            104,755    Nike, Inc. Class B                                                 6,106,169
                                             18,318    Polo Ralph Lauren Corp.                                            1,797,179
                                             29,694    VF Corp.                                                           2,719,377
                                                                                                                    ---------------
                                                                                                                         17,949,567
-----------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.4%           176,645    Countrywide Financial Corp. (e)                                    6,421,046
                                            289,451    Fannie Mae                                                        18,909,834
                                            200,919    Freddie Mac                                                       12,195,783
                                            148,319    Hudson City Bancorp, Inc. (e)                                      1,812,458

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

                                             Shares
Industry                                       Held    Common Stocks                                                      Value
-----------------------------------------------------------------------------------------------------------------------------------
                                             24,444    MGIC Investment Corp.                                        $     1,389,886
                                            107,565    Sovereign Bancorp, Inc.                                            2,273,924
                                            268,659    Washington Mutual, Inc. (e)                                       11,455,620
                                                                                                                    ---------------
                                                                                                                         54,458,551
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.2%                              616,737    Altria Group, Inc.                                                43,257,933
                                             49,861    Reynolds American, Inc. (e)                                        3,250,937
                                             48,226    UST, Inc. (e)                                                      2,590,218
                                                                                                                    ---------------
                                                                                                                         49,099,088
-----------------------------------------------------------------------------------------------------------------------------------
Trading Companies &                          23,692    WW Grainger, Inc.                                                  2,204,541
Distributors - 0.0%

-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  103,948    Alltel Corp.                                                       7,021,687
Services - 0.6%                             861,752    Sprint Nextel Corp. (e)                                           17,846,884
                                                                                                                    ---------------
                                                                                                                         24,868,571
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Common Stocks
                                                       (Cost - $2,362,828,677) - 98.0%                                3,955,162,690
-----------------------------------------------------------------------------------------------------------------------------------

                                         Beneficial
                                           Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                       $ 47,385,994    BlackRock Liquidity Series, LLC Cash
                                                       Sweep Series, 5.33% (b)(c)                                        47,385,994
                                        669,159,960    BlackRock Liquidity Series, LLC Money
                                                       Market Series, 5.33% (b)(c)(f)                                   669,159,960
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Short-Term Securities
                                                       (Cost - $716,545,954) - 17.8%                                    716,545,954
-----------------------------------------------------------------------------------------------------------------------------------
                                                       Total Investments
                                                       (Cost - $3,079,374,631*) - 115.8%                              4,671,708,644

                                                       Liabilities in Excess of Other Assets - (15.8%)                 (638,292,769)
                                                                                                                    ---------------
                                                       Net Assets - 100.0%                                          $ 4,033,415,875
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 3,151,244,872
                                                                ===============
      Gross unrealized appreciation                             $ 1,554,130,731
      Gross unrealized depreciation                                 (33,666,959)
                                                                ---------------
      Net unrealized appreciation                               $ 1,520,463,772
                                                                ===============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

---------------------------------------------------------------------------------------------------------------------------------
                                                     Purchase                Sale               Realized             Interest/
Affiliate                                              Cost                  Cost                 Gain            Dividend Income
---------------------------------------------------------------------------------------------------------------------------------
      Blackrock Liquidity Series, LLC
        Cash Sweep Series                                     --         $    528,231++        $         --        $  1,395,493
      Blackrock Liquidity Series, LLC
        Money Market Series                         $333,818,160+                  --          $         --        $    245,499
      Merrill Lynch & Co., Inc.                     $  2,802,808         $    171,740          $    110,251        $    132,662
      The PNC Financial Services Group, Inc.        $  1,629,722         $    269,647          $     68,672        $     83,959
---------------------------------------------------------------------------------------------------------------------------------

+     Represents net purchase cost.
++    Represents net sale cost
(c)   Represents the current yield as of June 30, 2007.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   Security, or a portion of security, is on loan.
(f)   Security was purchased with the cash proceeds from securities loans.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for the purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Master S&P 500 Index Series
Schedule of Investments as of June 30, 2007

o     Financial futures contracts purchased as of June 30, 2007 were as follows:

      ----------------------------------------------------------------------------------------------
      Number of                            Expiration                                    Unrealized
      Contracts      Issue                    Date                Face Value            Depreciation
      ----------------------------------------------------------------------------------------------
          239     S&P 500 Index          September 2007          $ 90,974,951            $ (429,800)
      ----------------------------------------------------------------------------------------------

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available.
            Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's
            Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: August 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: August 20, 2007


By: /s/ Donald C. Burke
    --------------------------
    Donald C. Burke,
    Chief Financial Officer of
    BlackRock S&P 500 Index Fund of BlackRock Index Funds, Inc. and Master S&P 500 Index Series of Quantitative Master Series LLC

Date: August 20, 2007